FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Summary of the Group's financial assets and liabilities measured and recorded at fair value on recurring basis

As of December 31, 2011
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
Available-for-sale:
Corporate bonds	$53,393	$—	$—	$53,393
Total	$53,393	$—	$—	$53,393

	As of December 31, 2012
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total

Available-for -sale:
Equity securities	$83,445	$—	$—	$83,445
Corporate bonds	$63,600	$—	$—	$63,600
Total	$147,045	$—	$—	$147,045